Reporting entity and organization (Details)	12 Months Ended
Jun. 30, 2019
Hailiang Management (previously named "Zhejiang Hailiang Education Investment Group Co., Ltd.") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2012
Description of nature of entity's operations and principal activities	Investment holding
Proportion of ownership interest in associate
Zhejiang Hailiang Mingxin Education Technology Co., Ltd. [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	After-school enrichment service and overseas study consulting service
Proportion of ownership interest in associate
Hangzhou Hailiang Education Management Co., Ltd. [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Education and management service
Proportion of ownership interest in associate
Hailiang Foreign Language School (Foreign Language) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Hailiang Experimental High School (Experimental High) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2002
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Tianma Experimental School ("Tianma Experimental") [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Hailiang Primary School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Hailiang Junior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Hailiang Senior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Hailiang High School of Art (previously named Hailiang Art Middle School) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	K‑12 educational services
Proportion of ownership interest in associate
Zhuji Hailiang Foreign Language High School Co., Ltd. (Zhuji Hailiang Foreign Language High School) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate
Zhenjiang Jianghe High School of Art [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Jiangsu, China, 2018
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate
Zhejiang Mingxin International Travel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Study trip service
Proportion of ownership interest in associate
Shaoxing Sihai International Travel Co., Ltd ("Sihai International Travel") [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2010
Description of nature of entity's operations and principal activities	Study trip service
Proportion of ownership interest in associate
Hailiang Education (HK) Limited (Hailiang HK) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hong Kong, China, 2011
Description of nature of entity's operations and principal activities	Investment holding
Proportion of ownership interest in subsidiary	100.00%
Zhejiang Hailiang Education Consulting and Services Co., Ltd. ("Hailiang Consulting") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2011
Description of nature of entity's operations and principal activities	Investment holding
Proportion of ownership interest in subsidiary	100.00%
Ningbo Hailiang Education Logistics Management Co Ltd [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Education and management service
Proportion of ownership interest in subsidiary	100.00%
Ningbo Haoliang Information Consulting Co., Ltd. ("Ningbo Haoliang") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Education and management service
Proportion of ownership interest in subsidiary	100.00%
Zhuji Nianxin Lake Hotel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Hotel management service
Proportion of ownership interest in subsidiary	100.00%
Ningbo Hailiang Sports Development Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Educational training service
Proportion of ownership interest in subsidiary	100.00%
Zhuji Hailiang Supply Chain Management Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Procurement and transportation services
Proportion of ownership interest in subsidiary	100.00%
Zhuji Hailiang Logistics Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Accommodation service
Proportion of ownership interest in subsidiary	100.00%
Jiangxi Haibo Education Management Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Jiangxi, China, 2017
Description of nature of entity's operations and principal activities	Educational training service
Proportion of ownership interest in subsidiary	56.00%
Jiangxi Haibo Logistics Management Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Jiangxi, China, 2017
Description of nature of entity's operations and principal activities	Education and management service
Proportion of ownership interest in subsidiary	56.00%
Zhuji Hailiang After-school Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	After-school enrichment service
Proportion of ownership interest in subsidiary	100.00%
Hailiang Education International Studying Service Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hongkong, China, 2018
Description of nature of entity's operations and principal activities	Overseas study consulting service
Proportion of ownership interest in subsidiary	100.00%
Hangzhou Hailiang International Studying Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Overseas study consulting service
Proportion of ownership interest in subsidiary	100.00%
Hangzhou Hailiang Study Trip Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Study trip service
Proportion of ownership interest in subsidiary	100.00%
Pates-Hailiang International College Company Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	United Kingdom,2018
Description of nature of entity's operations and principal activities	Overseas study consulting service
Proportion of ownership interest in subsidiary	100.00%